ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable And Prepaid Expenses [Line Items]
Institutions	$ 6	$ 12
Prepaid expenses	169	2
Accounts Receivable and Prepaid Expenses Net Current	$ 175	$ 14